INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,123,942	$ 893,441	$ 3,401,950	$ 1,448,420
Inventory [Member]
IfrsStatementLineItems [Line Items]
Cost of sales			$ 2,729,300	$ 861,807